Share-Based Compensation - Additional Information (Details)															12 Months Ended
	Sep. 28, 2020 USD ($)	Sep. 25, 2020 $ / shares shares	Aug. 11, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Sep. 23, 2019 shares	Sep. 26, 2018 USD ($)	Sep. 29, 2017 USD ($)	Sep. 28, 2016 USD ($)	Jan. 01, 2016	Jan. 01, 2016 TWD ($)	Jan. 01, 2016	Oct. 06, 2015 $ / shares shares	Oct. 06, 2015 $ / shares shares	Sep. 25, 2015 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation No Of Shares Authorized | shares												2,528,000	2,528,000
Exercise price, share options granted | (per share)												$ 65	$ 1.986
Weighted average exercise price, Granted | $ / shares															$ 3.05	$ 2.27
Compensation expenses															$ 8,000	$ 5,000		$ 22,000
Estimated fairvalue market price of ADS	$ 3.44					$ 5.76	$ 10.93	$ 8.30						$ 7.92
Restricted stock unit settle by shares | shares															16,302	77,756	82,814	82,814
Number of share options granted in share-based payment arrangement															163,500	2,226,690
Number of share options exercised in share-based payment arrangement															(1,574,869)
Weighted average remaining contractual life of outstanding share options															6 months 15 days	1 year 6 months
Compensation Cost Not Yet Recognized															$ 89,000
Ordinary shares [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
percentage of vested settled by ordinary shares One																						0.44		0.95	1.03	2.69
percentage of vested settled by ordinary shares Two																					0.44		0.95	1.03	2.69
percentage of vested settled by ordinary shares Three																				0.44		0.95	1.03	2.69
Restricted stock units [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,402,714					676,273	580,235	1,208,785						597,596	1,402,714			676,273
Percentage of restrictedstock units grant vested	98.68					97.15	96.91	91.93						94.15
percentage of vested settled by ordinary shares One																											1.95
percentage of vested settled by ordinary shares Two																										1.95
percentage of vested settled by ordinary shares Three																									1.95
Weighted average remaining contractual life of outstanding share options															2 years 4 months 13 days
Restricted stock units settled by cash	$ 4,762,000					$ 3,778,000	$ 6,147,000	$ 9,223,000						$ 4,456,000
Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of share options granted in share-based payment arrangement											1,760,000
Number of share options exercised in share-based payment arrangement										30	0.9139
Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Weighted average exercise price, Granted | $ / shares																$ 0.0000		$ 0.0000
Number of share options granted in share-based payment arrangement																0		0
Number of share options exercised in share-based payment arrangement																0		0
Weighted average remaining contractual life of outstanding share options															0 years	0 years		1 year	2 years
Stock Option 2016 Plan [Member] | Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life									4 years
Share Options Vesting period									3 years
Stock Option 2016 Plan [Member] | Himax Imaging [Member] | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage											50.00%
Stock Option 2016 Plan [Member] | Himax Imaging [Member] | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage											50.00%
Stock Option 2016 Plan [Member] | Himax Imaging [Member] | ROC Centarl Government [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term															2 years
Stock Option 2016 Plan [Member] | Himax Imaging [Member] | ROC Centarl Government [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term															5 years
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Vesting period																		3 years
Share Based Compensation No Of Shares Authorized | shares																	2,040,000	2,040,000
Exercise price, share options granted | (per share)																	$ 30	$ 0.9139
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member] | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage											50.00%
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member] | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage											50.00%
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member] | ROC Centarl Government [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term															2 years
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member] | ROC Centarl Government [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term															5 years
Stock Option 2015 Plan [Member] | Himax Display [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life												4 years	4 years
Share Options Vesting period												3 years	3 years
Expense from share-based payment transactions for non controlling interests																$ 0		$ 115,000
Stock Option 2015 Plan [Member] | Himax Display [Member] | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage												50.00%	50.00%
Stock Option 2015 Plan [Member] | Himax Display [Member] | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage												50.00%	50.00%
Stock Option 2015 Plan [Member] | Himax Display [Member] | ROC Centarl Government [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term															2 years
Stock Option 2015 Plan [Member] | Himax Display [Member] | ROC Centarl Government [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term															5 years
Stock Option 2019 Plan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life					2 years
Share Based Compensation Risk Free Interest Rate Expected Term															1 year	1 year 6 months
Number of ADS authorized | shares					3,000,000
Number of ADS per stock options granted | shares		10,000	39,000	114,500	6,000,000
Weighted average exercise price, Granted | $ / shares		$ 3.35	$ 3.90	$ 2.74
Compensation expenses															$ 570,000	$ 326,000
Income tax benefits															103,000	$ 59,000
Number of share options granted in share-based payment arrangement		10,000	39,000	114,500
Stock Option 2019 Plan [Member] | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage					50.00%
Stock Option 2019 Plan [Member] | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage					50.00%
Employee Stock Options [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Compensation expenses															122,000
Income tax benefits															$ 29,000